ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 17.8%
Automobiles 0.3%
Harley-Davidson	45,000	2,335
		2,335
Hotels, Restaurants & Leisure 1.6%
Outback Steakhouse	100,000	4,400
PF Chang's China Bistro (1)	120,000	5,915
Starbucks (1)	110,000	4,140
		14,455
Household Durables 1.2%
Harman International	95,000	10,557
		10,557
Internet & Catalog Retail 1.0%
Expedia (1)	415,000	8,412
		8,412
Leisure Equipment & Products 1.1%
Brunswick	245,000	9,521
		9,521
Media 5.2%
Getty Images (1)	160,000	11,981
Liberty Media, Class A (1)	1,000,000	8,210
Regal Entertainment Group, Class A	320,000	6,019
Scripps, Class A	238,600	10,668
Viacom, Class B (1)	140,000	5,432
XM Satellite Radio Holdings, Class A (1)	125,000	2,783
		45,093
Multiline Retail 1.0%
Kohl's (1)	170,000	9,012
		9,012
Specialty Retail 6.2%
Home Depot	440,000	18,612
Michaels Stores	135,000	5,073
PETsMART	500,000	14,070
Staples	275,000	7,018
TJX	380,000	9,432
		54,205
Textiles, Apparel, & Luxury Goods 0.2%
Under Armour (1)	60,000	1,944
		1,944
Total Consumer Discretionary		155,534
CONSUMER STAPLES 3.0%
Food & Staples Retailing 3.0%
Sysco	535,000	17,147
Wal-Mart	200,000	9,448
Total Consumer Staples		26,595
ENERGY 4.9%
Energy Equipment & Services 4.0%
Cooper Cameron (1)	165,000	7,273
Diamond Offshore Drilling	77,500	6,936
Smith International	550,000	21,428
		35,637
Oil, Gas & Consumable Fuels 0.9%
Murphy Oil	155,000	7,722
		7,722
Total Energy		43,359
FINANCIALS 7.4%
Capital Markets 3.4%
E*TRADE Financial (1)	195,000	5,261
Franklin Resources	60,000	5,654
Goldman Sachs	35,000	5,493
Legg Mason	37,500	4,700
Morgan Stanley	135,000	8,481
		29,589
Diversified Financial Services 0.9%
Citigroup	160,000	7,557
		7,557
Insurance 3.1%
AFLAC	165,000	7,446
Genworth Financial, Class A	125,000	4,179
Hartford Financial Services	77,500	6,243
Progressive Corporation	40,000	4,170
Willis Group	152,500	5,225
		27,263
Total Financials		64,409
HEALTH CARE 18.0%
Biotechnology 4.5%
Amgen (1)	190,000	13,823
Cephalon (1)	100,000	6,025
Genentech (1)	110,000	9,296
Gilead Sciences (1)	105,000	6,533
Martek Biosciences (1)	60,000	1,970
Neurocrine Biosciences (1)	30,000	1,936
		39,583
Health Care Equipment & Supplies 5.1%
Alcon	25,000	2,607
Medtronic	215,000	10,911
ResMed (1)	190,000	8,356
Respironics (1)	140,000	5,447
St. Jude Medical (1)	232,500	9,532
Stryker	175,000	7,760
		44,613
Health Care Providers & Services 6.1%
Caremark RX (1)	235,000	11,557
Covance (1)	130,000	7,638
Humana (1)	105,000	5,528
Patterson Companies (1)	225,000	7,920
Quest Diagnostics	240,000	12,312
UnitedHealth Group	147,500	8,240
		53,195
Pharmaceuticals 2.3%
Atherogenics (1)	75,000	1,224
Elan ADR (1)	259,900	3,753
Eli Lilly	105,000	5,806
Pfizer	250,000	6,230
Sepracor (1)	75,000	3,661
		20,674
Total Health Care		158,065
INDUSTRIALS & BUSINESS SERVICES 14.1%
Aerospace & Defense 1.3%
General Dynamics	185,000	11,836
		11,836
Air Freight & Logistics 2.0%
Expeditors International of Washington	30,000	2,592
UPS, Class B	190,000	15,082
		17,674
Airlines 1.4%
Southwest Airlines	665,000	11,963
		11,963
Commercial Services & Supplies 4.0%
ChoicePoint (1)	320,000	14,320
Cintas	275,000	11,720
Consolidated Graphics (1)	67,500	3,518
Corporate Executive Board	55,000	5,550
		35,108
Electrical Equipment 0.7%
AMETEK	130,000	5,845
		5,845
Industrial Conglomerates 2.5%
GE	375,000	13,043
Roper Industries	175,000	8,510
		21,553
Machinery 1.1%
Deere	120,000	9,486
		9,486
Trading Companies & Distributors 1.1%
Fastenal	210,000	9,942
		9,942
Total Industrials & Business Services		123,407
INFORMATION TECHNOLOGY 33.5%
Communications Equipment 2.7%
Cisco Systems (1)	900,000	19,503
Juniper Networks (1)	235,000	4,493
		23,996
Computers & Peripherals 3.0%
Dell (1)	650,000	19,344
IBM	87,300	7,200
		26,544
Internet Software & Services 2.5%
eBay (1)	250,000	9,765
Yahoo! (1)	365,000	11,775
		21,540
IT Services 5.6%
Affiliated Computer Services, Class A (1)	150,000	8,949
Automatic Data Processing	185,000	8,451
Fidelity National Information	160,000	6,488
First Data	290,000	13,577
Iron Mountain (1)	285,000	11,611
		49,076
Semiconductor & Semiconductor Equipment 8.7%
Altera (1)	400,000	8,256
Analog Devices	350,000	13,401
Applied Materials	160,000	2,802
Intel	340,000	6,579
Linear Technology	375,000	13,155
Maxim Integrated Products	205,000	7,616
Microchip Technology	265,000	9,619
Texas Instruments	150,000	4,871
Xilinx	390,000	9,929
		76,228
Software 11.0%
Adobe Systems (1)	270,000	9,428
Amdocs (1)	325,000	11,720
FactSet Research Systems	180,000	7,983
Intuit (1)	250,000	13,297
Jack Henry & Associates	575,000	13,150
Microsoft	630,000	17,142
NAVTEQ (1)	235,000	11,903
Red Hat (1)	75,000	2,099
Symantec (1)	550,000	9,257
		95,979
Total Information Technology		293,363
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
American Tower Systems, Class A (1)	87,500	2,653
Rogers Communications, Class B	130,000	4,959
Total Telecommunication Services		7,612
Total Common Stocks (Cost $717,770)		872,344
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)	461,733	462
Total Short-Term Investments (Cost $462)		462
Total Investments in Securities
99.7% of Net Assets (Cost $718,232)		$ 872,806

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $718,232,000. Net unrealized gain aggregated $154,574,000 at period-end, of which $170,292,000 related to appreciated investments and $15,718,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $16,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $462,000 and $1,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006